Commitments And Contingencies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Annual Payments Under Noncancelable Leases

Future minimum annual payments under noncancelable leases with initial or remaining noncancelable lease terms in excess of one year as of June 30, 2020 were as follows (in thousands):

	Capital	Financing	Operating
Remaining period of 2020	$405	$192	$446
2021	1,595	778	1,679
2022	1,439	788	1,303
2023	1,026	808	1,075
2024	648	827	709
Thereafter	2,789	4,607	307

Total Payments	$7,902	$8,000	$5,519

Less amount representing interest	(4,006)

Present value of minimum capital lease payments	$3,896

The future minimum annual payments under noncancelable leases with initial or remaining noncancelable lease terms in excess of one year as of September 30, 2019 were as follows:

(US dollars in thousands)	Capital	Financing	Operating
2020	$1,510	$459	$1,097
2021	1,454	769	848
2022	1,271	788	637
2023	841	808	417
2024	592	827	46
Thereafter	2,789	4,607	—

Total Payments	8,457	$8,258	$3,045

Less amount representing interest	(4,496)

Present value of minimum capital lease payments	$3,961